Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Schedule of Long-term Debt
The terms, rates, amounts due on maturity and carrying amounts of the Company's outstanding senior guaranteed notes are detailed below:

Principal ($ millions)	Coupon Rate	Principal Due on Maturity (1) (Cdn$ millions)	Interest Payment Dates	Maturity Date	Financial statement carrying value
					2017	2016
US$67.5	5.48%	—	September 24 and March 24	March 24, 2017	—	90.6
US$31.0	4.58%	29.9	October 14 and April 14	April 14, 2018	38.8	41.6
US$20.0	2.65%	20.4	December 12 and June 12	June 12, 2018	25.0	26.9
Cdn$7.0	4.29%	7.0	November 22 and May 22	May 22, 2019	7.0	7.0
US$68.0	3.39%	66.7	November 22 and May 22	May 22, 2019	85.1	91.3
US$155.0	6.03%	158.3	September 24 and March 24	March 24, 2020	194.0	208.1
Cdn$50.0	5.53%	50.0	October 14 and April 14	April 14, 2021	50.0	50.0
US$82.0	5.13%	79.0	October 14 and April 14	April 14, 2021	102.7	110.1
US$52.5	3.29%	56.3	December 20 and June 20	June 20, 2021	65.7	70.5
Cdn$25.0	4.76%	25.0	November 22 and May 22	May 22, 2022	25.0	25.0
US$200.0	4.00%	199.1	November 22 and May 22	May 22, 2022	250.4	268.5
Cdn$10.0	4.11%	10.0	December 12 and June 12	June 12, 2023	10.0	10.0
US$270.0	3.78%	274.7	December 12 and June 12	June 12, 2023	338.0	362.5
Cdn$40.0	3.85%	40.0	December 20 and June 20	June 20, 2024	40.0	40.0
US$257.5	3.75%	276.4	December 20 and June 20	June 20, 2024	322.4	345.7
Cdn$65.0	3.94%	65.0	October 22 and April 22	April 22, 2025	65.0	65.0
US$230.0	4.08%	291.1	October 22 and April 22	April 22, 2025	287.9	308.9
US$20.0	4.18%	25.3	October 22 and April 22	April 22, 2027	25.0	26.9
Senior guaranteed notes		1,674.2			1,932.0	2,148.6
Senior guaranteed notes due within one year					63.8	90.6
Senior guaranteed notes due beyond one year					1,868.2	2,058.0

(1)
Includes underlying derivatives which manage the Company's foreign exchange exposure on its US dollar senior guaranteed notes. The Company considers this to be the economic amount due at maturity instead of the financial statement carrying amount. During the year ended December 31, 2017, $68.9 million (year ended December 31, 2016 - $50.1 million) was repaid on the maturity of senior guaranteed notes.

The following table reconciles long-term debt:

($ millions)	2017	2016
Bank debt	2,179.0	1,672.1
Senior guaranteed notes (1)	1,932.0	2,148.6
Long-term debt	4,111.0	3,820.7
Long-term debt due within one year	63.8	90.6
Long-term debt due beyond one year	4,047.2	3,730.1

(1)
The Company entered into cross currency swaps and a foreign exchange swap concurrent with the issuance of the US dollar senior guaranteed notes to fix the US dollar amount of the notes for the purpose of principal repayment at Canadian dollar notional amounts. At December 31, 2017, the total principal due on the maturity of the senior guaranteed notes was $1.67 billion (December 31, 2016 - $1.74 billion) of which $50.3 million (December 31, 2016 - $68.9 million) was due within one year.